SUBSEQUENT EVENTS (JGWPT Holdings Inc.)	9 Months Ended
Sep. 30, 2013
Subsequent Events
SUBSEQUENT EVENTS

4. SUBSEQUENT EVENTS

On November 14, 2013, the Corporation consummated an initial public offering whereby 11,212,500 shares of its Class A common stock, par value $0.00001 per share (the “Class A Shares”), were sold to the public for net proceeds of $141.4 million, after payment of underwriting discounts and estimated offering expenses. The 11,212,500 shares sold were inclusive of 1,462,500 Class A Shares sold pursuant to the full exercise of an overallotment option granted to the underwriters which was consummated on December 11, 2013.  The net proceeds from the initial public offering were used purchase 11,212,500 newly issued JGWPT Holdings, LLC common interests directly from JGWPT Holdings, LLC representing 37.9% of the then outstanding membership interests of JGWPT Holdings, LLC.  Concurrently with the consummation of the Corporation’s initial public offering, the Corporation amended and restated its certificate of incorporation to provide for, among other things, the issuance of Class A Shares, shares of Class B common stock, par value $0.00001 per share (the “Class B Shares”), and shares of Class C common stock, par value $0.00001 per share (the “Class C Shares”).  Also concurrently with the consummation of the Corporation’s initial public offering, JGWPT Holdings, LLC merged with and into a newly formed subsidiary of the Corporation and the surviving, newly formed subsidiary changed its name to JGWPT Holdings, LLC.

Pursuant to this merger, the operating agreement of JGWPT Holdings, LLC was amended and restated such that, among other things, (i) the Corporation became the sole managing member of JGWPT Holdings, LLC, (ii) JGWPT Holdings, LLC common interests became exchangeable for one Class A Share, or in the case of Peach Group Holdings, Inc. (“PGHI Corp.”), one share of the Corporation’s Class C Shares. Additionally, in connection with merger, each holder of JGWPT Holdings, LLC common interests, other than PGHI Corp., was issued an equivalent number of shares of the Corporation’s “vote-only” Class B Shares.  As a result of these transactions, as of and subsequent to November 14, 2013, the Corporation will consolidate the financial results of JGWPT Holdings, LLC with its own and reflect the 62.1% membership interest in JGWPT Holdings, LLC it does not own as a non-controlling interest in its consolidated financial statements.